American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

1. American Funds Global Growth Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.26	1.00	1.00	0.25	none	0.14	1.00	1.00	0.50	0.00	0.98	0.75	0.50	0.25	none	none
Other expenses	0.19	0.21	0.20	0.22	0.21	0.30	0.30	0.30	0.25	0.31	0.18	0.47	0.27	0.19	0.15	0.12
Acquired (underlying) fund fees and expenses	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51
Total annual fund operating expenses	1.06	1.82	1.81	1.08	0.82	1.05	1.91	1.91	1.36	0.92	1.77	1.83	1.38	1.05	0.76	0.73
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.96	1.72	1.71	0.98	0.72	0.95	1.81	1.81	1.26	0.82	1.67	1.73	1.28	0.95	0.66	0.63

Example

Share classes	1 year	3 years	5 years	10 years
A	$667	$ 883	$1,117	$1,786
B	675	963	1,176	1,929
C	274	560	971	2,118
F-1	100	334	586	1,308
F-2	74	252	445	1,004
529-A	686	920	1,170	1,878
529-B	704	1,029	1,279	2,100
529-C	304	629	1,079	2,322

Share classes	1 year	3 years	5 years	10 years
529-E	$148	$460	$793	$1,727
529-F-1	104	323	558	1,226
R-1	170	547	950	2,076
R-2	176	566	981	2,140
R-3	130	427	746	1,649
R-4	97	324	570	1,274
R-5	67	233	413	933
R-6	64	223	396	897

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$175	$563	$976	$1,929
C	174	560	971	2,118

Share classes	1 year	3 years	5 years	10 years
529-B	$204	$629	$1,079	$2,100
529-C	204	629	1,079	2,322

2. American Funds Growth Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.14	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.16	0.18	0.16	0.18	0.18	0.26	0.27	0.26	0.23	0.26	0.17	0.41	0.24	0.15	0.12	0.10
Acquired (underlying) fund fees and expenses	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Total annual fund operating expenses	0.94	1.73	1.71	0.98	0.73	0.95	1.82	1.81	1.28	0.81	1.72	1.71	1.29	0.95	0.67	0.65
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.84	1.63	1.61	0.88	0.63	0.85	1.72	1.71	1.18	0.71	1.62	1.61	1.19	0.85	0.57	0.55

Example

Share classes	1 year	3 years	5 years	10 years
A	$656	$ 848	$1,056	$1,655
B	666	935	1,129	1,823
C	264	529	919	2,011
F-1	90	302	532	1,192
F-2	64	223	396	897
529-A	677	890	1,119	1,769
529-B	695	1,001	1,233	2,000
529-C	294	598	1,027	2,216

Share classes	1 year	3 years	5 years	10 years
529-E	$140	$435	$750	$1,638
529-F-1	92	288	498	1,097
R-1	165	532	924	2,022
R-2	164	529	919	2,011
R-3	121	399	698	1,548
R-4	87	293	516	1,157
R-5	58	204	363	825
R-6	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$166	$535	$929	$1,823
C	164	529	919	2,011

Share classes	1 year	3 years	5 years	10 years
529-B	$195	$601	$1,033	$2,000
529-C	194	598	1,027	2,216

3. American Funds Growth and Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.18	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.15	0.13	0.15	0.14	0.24	0.24	0.24	0.20	0.22	0.14	0.40	0.20	0.10	0.09	0.07
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.85	1.63	1.61	0.88	0.62	0.90	1.72	1.72	1.18	0.70	1.62	1.63	1.18	0.83	0.57	0.55

Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.75	1.53	1.51	0.78	0.52	0.80	1.62	1.62	1.08	0.60	1.52	1.53	1.08	0.73	0.47	0.45

Example

Share classes	1 year	3 years	5 years	10 years
A	$647	$821	$1,010	$1,555
B	656	904	1,077	1,716
C	254	498	867	1,903
F-1	80	271	478	1,075
F-2	53	188	336	765
529-A	672	875	1,094	1,714
529-B	684	971	1,181	1,905
529-C	284	571	981	2,120

Share classes	1 year	3 years	5 years	10 years
529-E	$130	$404	$697	$1,525
529-F-1	81	253	438	966
R-1	155	501	872	1,914
R-2	156	504	877	1,924
R-3	110	365	639	1,423
R-4	75	255	451	1,016
R-5	48	173	308	704
R-6	46	166	297	680

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$156	$504	$877	$1,716
C	154	498	867	1,903

Share classes	1 year	3 years	5 years	10 years
529-B	$184	$571	$981	$1,905
529-C	184	571	981	2,120

4. American Funds Balanced Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
Share classes
A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6

Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none	0.16	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.16	0.14	0.16	0.15	0.25	0.25	0.24	0.21	0.23	0.15	0.42	0.22	0.11	0.09	0.05
Acquired (underlying) fund fees and expenses	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.84	1.61	1.59	0.86	0.60	0.86	1.70	1.69	1.16	0.68	1.60	1.62	1.17	0.81	0.54	0.50
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.74	1.51	1.49	0.76	0.50	0.76	1.60	1.59	1.06	0.58	1.50	1.52	1.07	0.71	0.44	0.40

Example

Share classes	1 year	3 years	5 years	10 years
A	$646	$818	$1,005	$1,544
B	654	898	1,067	1,696
C	252	492	856	1,881
F-1	78	264	467	1,052
F-2	51	182	325	740
529-A	668	864	1,074	1,670
529-B	682	965	1,170	1,878
529-C	281	562	965	2,088

Share classes	1 year	3 years	5 years	10 years
529-E	$128	$398	$687	$1,502
529-F-1	79	247	428	942
R-1	153	495	861	1,892
R-2	155	501	872	1,914
R-3	109	362	634	1,411
R-4	73	249	440	992
R-5	45	163	292	667
R-6	41	150	270	619

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$154	$498	$867	$1,696
C	152	492	856	1,881

Share classes	1 year	3 years	5 years	10 years
529-B	$182	$565	$970	$1,878
529-C	181	562	965	2,088

5. American Funds Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.29	1.00	1.00	0.25	none	0.23	1.00	1.00	0.50	0.00	0.99	0.75	0.50	0.25	none	none
Other expenses	0.14	0.16	0.14	0.16	0.15	0.24	0.25	0.24	0.21	0.24	0.13	0.41	0.23	0.13	0.09	0.06
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.84	1.57	1.55	0.82	0.56	0.88	1.66	1.65	1.12	0.65	1.53	1.57	1.14	0.79	0.50	0.47
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.74	1.47	1.45	0.72	0.46	0.78	1.56	1.55	1.02	0.55	1.43	1.47	1.04	0.69	0.40	0.37

Example

Share classes	1 year	3 years	5 years	10 years
A	$646	$818	$1,005	$1,544
B	650	886	1,046	1,663
C	248	480	835	1,837
F-1	74	252	445	1,004
F-2	47	169	303	692
529-A	670	869	1,084	1,692
529-B	678	952	1,150	1,850
529-C	277	549	945	2,045

Share classes	1 year	3 years	5 years	10 years
529-E	$124	$385	$665	$1,457
529-F-1	76	237	411	906
R-1	146	474	825	1,815
R-2	150	486	846	1,859
R-3	106	352	618	1,377
R-4	70	242	429	969
R-5	41	150	270	619
R-6	38	141	253	582

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years

B	$150	$486	$846	$1,663
C	148	480	835	1,837

Share classes	1 year	3 years	5 years	10 years
F-1	$178	$552	$950	$1,850
F-2	177	549	945	2,045

6. American Funds Tax-Advantaged Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	0.99	1.00	0.24	none
Other expenses	0.19	0.21	0.19	0.21	0.19
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.95	1.66	1.65	0.91	0.65
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.85	1.56	1.55	0.81	0.55

Example

Share classes	1 year	3 years	5 years	10 years
A	$459	$657	$ 871	$1,489
B	659	914	1,093	1,768
C	258	511	888	1,946

Share classes	1 year	3 years	5 years	10 years
F-1	$83	$280	$494	$1,110
F-2	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$159	$514	$893	$1,768
C	158	511	888	1,946

7. American Funds Preservation Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
Share classes

	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.17	0.18	0.17	0.18	0.18	0.27	0.27	0.27	0.23	0.28	0.18	0.46	0.26	0.17	0.12	0.10
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.88	1.59	1.58	0.84	0.59	0.88	1.68	1.68	1.14	0.69	1.59	1.62	1.17	0.83	0.53	0.51
Fee waiver and/or expense reimbursement[3]	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.15	0.12	0.12	0.12	0.13	0.12	0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.47	1.46	0.72	0.47	0.76	1.56	1.56	1.02	0.54	1.47	1.50	1.05	0.70	0.41	0.40

Example

Share classes	1 year	3 years	5 years	10 years
A	$326	$512	$ 714	$1,296
B	650	890	1,054	1,688
C	249	487	849	1,868
F-1	74	256	454	1,026
F-2	48	177	317	726
529-A	346	551	772	1,400
529-B	678	957	1,158	1,865
529-C	278	557	958	2,076

Share classes	1 year	3 years	5 years	10 years
529-E	$124	$389	$674	$1,478
529-F-1	75	245	428	950
R-1	150	490	854	1,879
R-2	153	499	870	1,912
R-3	107	360	632	1,410
R-4	72	252	448	1,013
R-5	42	158	284	653
R-6	41	152	274	630

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$490	$854	$1,688
C	149	487	849	1,868

Share classes	1 year	3 years	5 years	10 years
529-B	$178	$557	$958	$1,865
529-C	178	557	958	2,076

8. American Funds Tax-Exempt Preservation Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	0.99	1.00	0.25	none
Other expenses	0.19	0.20	0.19	0.19	0.18
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.90	1.60	1.60	0.85	0.59
Fee waiver and/or expense reimbursement[3]	0.14	0.13	0.14	0.12	0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.47	1.46	0.73	0.47

Example

Share classes	1 year	3 years	5 years	10 years
A	$326	$516	$ 723	$1,318
B	650	892	1,059	1,701
C	249	491	858	1,888

Share classes	1 year	3 years	5 years	10 years
F-1	$75	$259	$460	$1,038
F-2	48	177	317	726

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$492	$859	$1,701
C	149	491	858	1,888

Keep this supplement with your summary prospectus and/or prospectus

MFGEBS-065-0813P Printed in USA CGD/AFD/10039-S39669

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY